Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 591	$ 4,983
Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	351	764
Derivative financial instruments liability	64	35
Trust assets of labor obligations	1,416	1,367
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	2,907	4,911
Derivative financial instruments liability	3,565	58
Trust assets of labor obligations		$ 0